Loans receivable (Schedule of Significant Inputs Used to Estimate Fair Value of Call Option) (Details) - Call Option [Member]	Jul. 22, 2015
Loans receivable [Line Items]
Risk free rate of interest	2.38%
Dividend Yield	0.00%
Fair Value Assumptions Maturity Date	Dec. 31, 2015
Volatility	55.00%